Fair Value Measurements Under the Fair Value Hierarchy (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	$ 74.5	$ 72.6
Liabilities	(415.5)	(390.9)
Natural Gas Related Derivatives [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	51.2	56.4
Liabilities	(372.1)	(368.2)
Electricity Related Derivatives [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	23.3	16.2
Liabilities	(40.0)	(21.0)
Interest Rate Swap Derivative
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Liabilities	(3.4)	(1.7)
Level 1 [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	0.0	0.0
Liabilities	0.0	0.0
Level 1 [Member] | Natural Gas Related Derivatives [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	0.0	0.0
Liabilities	0.0	0.0
Level 1 [Member] | Electricity Related Derivatives [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	0.0	0.0
Liabilities	0.0	0.0
Level 1 [Member] | Interest Rate Swap Derivative
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Liabilities	0.0	0.0
Level 2 [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	24.7	23.0
Liabilities	(40.0)	(41.6)
Level 2 [Member] | Natural Gas Related Derivatives [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	22.7	22.7
Liabilities	(33.9)	(39.8)
Level 2 [Member] | Electricity Related Derivatives [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	2.0	0.3
Liabilities	(2.7)	(0.1)
Level 2 [Member] | Interest Rate Swap Derivative
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Liabilities	(3.4)	(1.7)
Level 3 [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	49.8	49.6
Liabilities	(375.5)	(349.3)
Level 3 [Member] | Natural Gas Related Derivatives [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	28.5	33.7
Liabilities	(338.2)	(328.4)
Level 3 [Member] | Electricity Related Derivatives [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	21.3	15.9
Liabilities	(37.3)	(20.9)
Level 3 [Member] | Interest Rate Swap Derivative
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Liabilities	0.0	0.0
Washington Gas Light Company
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	20.4	26.2
Liabilities	(306.2)	(308.4)
Washington Gas Light Company | Natural Gas Related Derivatives [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	20.4	26.2
Liabilities	(306.2)	(308.4)
Washington Gas Light Company | Level 1 [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	0.0	0.0
Liabilities	0.0	0.0
Washington Gas Light Company | Level 1 [Member] | Natural Gas Related Derivatives [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	0.0	0.0
Liabilities	0.0	0.0
Washington Gas Light Company | Level 2 [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	6.9	13.5
Liabilities	(11.6)	(25.1)
Washington Gas Light Company | Level 2 [Member] | Natural Gas Related Derivatives [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	6.9	13.5
Liabilities	(11.6)	(25.1)
Washington Gas Light Company | Level 3 [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	13.5	12.7
Liabilities	(294.6)	(283.3)
Washington Gas Light Company | Level 3 [Member] | Natural Gas Related Derivatives [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Assets	13.5	12.7
Liabilities	$ (294.6)	$ (283.3)